Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000202308
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.10%)	(1.86%)	1.22%	1.04%
C000202309
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.44%)	0.40%	1.28%	0.86%
C000202264
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.58%)	2.29%	1.55%	1.94%
C000202265
Average Annual Return [Line Items]
Average Annual Return, Percent	0.12%	4.78%	1.67%	1.76%
Without Sales Load [Member] | C000202310
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	2.47%	2.32%	1.73%
Without Sales Load [Member] | C000202308
Average Annual Return [Line Items]
Average Annual Return, Percent	0.94%	2.23%	2.05%	1.46%
Without Sales Load [Member] | C000202309
Average Annual Return [Line Items]
Average Annual Return, Percent	0.54%	1.38%	1.28%	0.86%
Without Sales Load [Member] | C000202311
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	2.48%	2.35%	1.80%
Without Sales Load [Member] | C000202266
Average Annual Return [Line Items]
Average Annual Return, Percent	1.61%	6.82%	2.67%	2.65%
Without Sales Load [Member] | C000202264
Average Annual Return [Line Items]
Average Annual Return, Percent	1.48%	6.55%	2.38%	2.36%
Without Sales Load [Member] | C000202265
Average Annual Return [Line Items]
Average Annual Return, Percent	1.11%	5.78%	1.67%	1.76%
Without Sales Load [Member] | C000202267
Average Annual Return [Line Items]
Average Annual Return, Percent	1.66%	6.91%	2.76%	2.73%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.71%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.23%)
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent				1.35%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.71%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.23%)
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent				1.35%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.71%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.23%)
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent				1.35%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.71%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.23%)
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent				1.35%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.28%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		3.47%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			0.11%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent				1.63%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.28%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		3.47%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			0.11%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent				1.63%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.28%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		3.47%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			0.11%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent				1.63%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.28%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		3.47%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			0.11%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent				1.63%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	0.70%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		2.71%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			2.07%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.91%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	0.70%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		2.71%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			2.07%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.91%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	0.70%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		2.71%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			2.07%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.91%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	0.70%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		2.71%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			2.07%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.91%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		5.40%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			2.16%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.51%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		5.40%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			2.16%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.51%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		5.40%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			2.16%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.51%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		5.40%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			2.16%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.51%